Taxation - Summary of Movement of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Balance at beginning of the year	$ 18,399	$ 13,567	$ 8,030
Current year addition	6,985	4,832	5,537
Balance at end of the year	$ 25,384	$ 18,399	$ 13,567